Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Unrealized income (loss), tax	$ (2,000,000)	$ (13,000,000)	$ 0
Reclassification to net earnings (loss), tax	$ 2,000,000	$ 5,000,000	$ 6,000,000